SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 595	$ 657	$ 642	$ 790	$ 694	$ 525
Property, plant and equipment, at fair value	39,241		37,828
Total assets	44,206		43,288
Total borrowings	13,770		13,715
Other liabilities	13,942		12,749
Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	207		197
Property, plant and equipment, at fair value	18,060		17,503
Total assets	20,510		20,091
Total borrowings	4,811		4,903
Other liabilities	10,313		9,317
Contribution from equity- accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(6)		(7)
Property, plant and equipment, at fair value	(704)		(557)
Total assets	(216)		(171)
Total borrowings	(205)		(161)
Other liabilities	(216)		(10)
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	394		452
Property, plant and equipment, at fair value	21,885		20,882
Total assets	23,912		23,368
Total borrowings	9,164		8,973
Other liabilities	3,845		3,442
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	26,467		25,351
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	109		70
Property, plant and equipment, at fair value	14,136		13,709
Total assets	15,769		15,604
Total borrowings	2,878		2,894
Other liabilities	4,297		4,363
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	5,603		5,372
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	47		49
Property, plant and equipment, at fair value	1,548		1,400
Total assets	1,752		1,595
Total borrowings	610		613
Other liabilities	377		342
Utility-scale Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	6,936		6,861
Utility-scale Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	38		60
Property, plant and equipment, at fair value	1,297		1,310
Total assets	1,445		1,447
Total borrowings	1,096		1,025
Other liabilities	113		138
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	11		18
Property, plant and equipment, at fair value	1,079		1,084
Total assets	1,125		1,138
Total borrowings	227		371
Other liabilities	186		38
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	2		0
Property, plant and equipment, at fair value	0		0
Total assets	419		307
Total borrowings	0		0
Other liabilities	$ 5,340		$ 4,436